Borrowings and financial liabilities - Breakdown of borrowings by maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
Value on redemption	€ 8,270	€ 14,527	€ 17,555
Current less than 1 year
Borrowings and financial liabilities
Value on redemption	5,023	10,177	12,037
1 to 5 years
Borrowings and financial liabilities
Value on redemption	3,247	4,350	5,358
Greater than 5 years
Borrowings and financial liabilities
Value on redemption			160
Repayable advances
Borrowings and financial liabilities
Value on redemption	882	1,083	1,284
Repayable advances | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	196	418	378
Repayable advances | 1 to 5 years
Borrowings and financial liabilities
Value on redemption	686	664	746
Repayable advances | Greater than 5 years
Borrowings and financial liabilities
Value on redemption			160
Non-convertible bonds
Borrowings and financial liabilities
Value on redemption	1,714	2,685	4,264
Non-convertible bonds | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	1,259	981	1,524
Non-convertible bonds | 1 to 5 years
Borrowings and financial liabilities
Value on redemption	454	1,704	2,740
Convertible bonds
Borrowings and financial liabilities
Value on redemption	4,178	8,255	8,274
Convertible bonds | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	2,207	6,462	6,627
Convertible bonds | 1 to 5 years
Borrowings and financial liabilities
Value on redemption	1,971	1,792	1,647
Debts on leasing obligations
Borrowings and financial liabilities
Value on redemption	190	470	446
Debts on leasing obligations | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	54	280	221
Debts on leasing obligations | 1 to 5 years
Borrowings and financial liabilities
Value on redemption	136	190	225
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables
Borrowings and financial liabilities
Value on redemption	1,213	2,035	3,287
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	1,213	2,035	3,287
Accrued interest payable
Borrowings and financial liabilities
Value on redemption	94
Accrued interest payable | Current less than 1 year
Borrowings and financial liabilities
Value on redemption	94
Derivative liabilities
Borrowings and financial liabilities
Value on redemption	€ 1	13	1,324
Derivative liabilities | Current less than 1 year
Borrowings and financial liabilities
Value on redemption		€ 13	788
Derivative liabilities | 1 to 5 years
Borrowings and financial liabilities
Value on redemption			€ 536